S000054182 [Member] Expense Example - Sit ESG Growth Fund	Jun. 30, 2026 USD ($)
Sit ESG Growth Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 1,035
Expense Example, with Redemption, 3 Years	3,231
Expense Example, with Redemption, 5 Years	5,603
Expense Example, with Redemption, 10 Years	12,409
Sit ESG Growth Fund - Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	402
Expense Example, with Redemption, 5 Years	695
Expense Example, with Redemption, 10 Years	$ 1,530